LONG-TERM DEBT, NET (SCC Credit Facilities) - Additional Information (Detail) $ in Thousands, $ in Thousands				12 Months Ended
	Dec. 31, 2025 USD ($)	Nov. 29, 2024 USD ($)	Mar. 15, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 HKD ($)	Nov. 29, 2024 HKD ($)	Mar. 15, 2021 HKD ($)
Long-Term Debt [Line Items]
Amount available to draw	$ 1,231,606			$ 1,231,606
Total outstanding borrowings	6,766,819			$ 6,766,819	$ 7,180,185
SCC 2021 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 30,077						$ 234,000
Maturity date				Aug. 29, 2029
SCC 2021 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			129						1,000
Total outstanding borrowings	$ 129			$ 129			$ 1,000
Credit facility, bank collateral			130						1,013
SCC 2021 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Debt instrument, interest rate	5.23%			5.23%	6.83%		5.23%
Credit facility, maximum borrowing capacity			$ 29,948						$ 233,000
Total outstanding borrowings	$ 29,944			$ 29,944			$ 233,000
Available unused borrowing capacity	$ 0			0
Loan commitment fees recognized				123	$ 403	$ 417
SCC 2021 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Secured Overnight Financing Rate (SOFR) [Member] | United States of America, Dollars
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		2.25%
SCC 2021 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Secured Overnight Financing Rate (SOFR) [Member] | United States of America, Dollars | Minimum [Member]
Long-Term Debt [Line Items]
Debt instrument credit adjustment spread		0.06%						0.06%
SCC 2021 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Secured Overnight Financing Rate (SOFR) [Member] | United States of America, Dollars | Maximum [Member]
Long-Term Debt [Line Items]
Debt instrument credit adjustment spread		0.20%						0.20%
SCC 2021 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Hong Kong, Dollars
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		2.25%	4.00%
SCC 2024 Revolving Facility, due 2029 [Member] | Senior Secured Credit Facilities [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	5.33%
SCC 2024 Revolving Facility, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Amount available to draw	$ 119,935			$ 119,935
Credit facility, maximum borrowing capacity		$ 250,273						$ 1,945,000
Maturity date				Nov. 29, 2029
Total outstanding borrowings	49,992			$ 49,992			389,000
Available unused borrowing capacity	199,969			199,969			$ 1,556,000
Incremental facility, maximum borrowing capacity		$ 100,000
Loan commitment fees recognized				1,716	$ 189
SCC 2024 Revolving Facility, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Secured Overnight Financing Rate SOFR or Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		1.95%
SCC 2024 Revolving Facility, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Secured Overnight Financing Rate SOFR or Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		2.55%
SCC Credit Facilities [Member]
Long-Term Debt [Line Items]
Net assets restricted from distribution	$ 511,000			$ 511,000